Segment Reporting (Tables)	12 Months Ended
Dec. 28, 2019
Segment Reporting [Abstract]
Net Sales by Segment
Net sales by segment were (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Net sales:
United States	$17,844	$18,218	$18,324
International	5,251	5,877	5,575
Canada	1,882	2,173	2,177
Total net sales	$24,977	$26,268	$26,076

Segment Adjusted EBITDA
Segment Adjusted EBITDA was (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Segment Adjusted EBITDA:
United States	$4,829	$5,242	$5,898
International	1,004	1,335	1,238
Canada	487	608	636
General corporate expenses	(256)	(161)	(108)
Depreciation and amortization (excluding integration and restructuring expenses)	(985)	(919)	(907)
Integration and restructuring expenses	(102)	(297)	(583)
Deal costs	(19)	(23)	—
Unrealized gains/(losses) on commodity hedges	57	(21)	(19)
Impairment losses	(1,899)	(15,936)	(49)
Equity award compensation expense (excluding integration and restructuring expenses)	(46)	(33)	(49)
Operating income	3,070	(10,205)	6,057
Interest expense	1,361	1,284	1,234
Other expense/(income)	(952)	(168)	(627)
Income/(loss) before income taxes	$2,661	$(11,321)	$5,450

Depreciation and Amortization Expense by Segment
Total depreciation and amortization expense by segment was (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Depreciation and amortization expense:
United States	$609	$626	$658
International	231	221	197
Canada	35	39	48
General corporate expenses	119	97	128
Total depreciation and amortization expense	$994	$983	$1,031

Capital Expenditures by Segment
Total capital expenditures by segment were (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Capital expenditures:
United States	$393	$388	$764
International	283	360	311
Canada	27	21	42
General corporate expenses	65	57	77
Total capital expenditures	$768	$826	$1,194

Net Sales by Product Category
Net sales by product category were (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Condiments and sauces	$6,406	$6,752	$6,429
Cheese and dairy	4,890	5,287	5,409
Ambient foods	2,475	2,576	2,564
Meats and seafood	2,406	2,505	2,567
Frozen and chilled foods	2,371	2,548	2,578
Refreshment beverages	1,504	1,507	1,506
Coffee	1,271	1,438	1,422
Infant and nutrition	512	756	755
Desserts, toppings and baking	1,032	1,038	1,033
Nuts and salted snacks	966	967	970
Other	1,144	894	843
Total net sales	$24,977	$26,268	$26,076

Net Sales by Geography
We had significant sales in the United States, Canada, and the United Kingdom. Our net sales by geography were (in millions):

	December 28, 2019	December 29, 2018	December 30, 2017
Net sales:
United States	$17,844	$18,218	$18,324
Canada	1,882	2,173	2,177
United Kingdom	1,007	1,071	1,018
Other	4,244	4,806	4,557
Total net sales	$24,977	$26,268	$26,076

Long-lived Assets by Geography	Our long-lived assets by geography were (in millions):

	December 28, 2019	December 29, 2018
Long-lived assets:
United States	$5,004	$5,103
Other	2,051	1,975
Total long-lived assets	$7,055	$7,078